Short-term Borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Short-term Borrowings
Weighted average interest rate	3.50%	10.00%
Collateral amount of short term borrowings by other receivables	¥ 0	¥ 0